Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Entity Registrant Name	Energy Future Competitive Holdings CO
Entity Central Index Key	0001445049
Entity Filer Category	Non-accelerated Filer